Fixed assets	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Fixed assets

Note 5 - Fixed assets

Fixed assets consist of the following (in thousands):

	Estimated Useful Life	December 31, 2025	September 30, 2025
Equipment	2 - 5 years	$124	$124
Furniture and fixtures	2 - 5 years	214	214
Computer software	2 - 3 years	202	202
Total property and equipment		540	540
Accumulated depreciation		(467)	(452)
Net property and equipment		$73	$88

Depreciation expense was $0.01 million for the three months ended December 31, 2025.

Note 5 - Fixed assets

Fixed assets consist of the following (in thousands):

	Estimated Useful Life	September 30, 2025	September 30, 2024
Equipment	2 - 5 years	$124	$1,689
Furniture and fixtures	2 - 5 years	214	603
Medical equipment	5 years	—	1,288
Automobiles	5 years	—	144
Computer software	2 - 3 years	202	—
Buildings	20 years	—	2,293
Leasehold improvements	Lesser of 10 years or term of lease	—	5,152
Signs	10 years	—	38
Total fixed assets		540	11,207
Accumulated depreciation		(452)	(5,176)
Fixed assets, net		$88	$6,031

Depreciation expense related to the continuing business was less than $0.1 million for the year ended September 30, 2025.